Document and Entity Information	Oct. 02, 2015
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Oct. 02, 2015
Document Effective Date	Oct. 02, 2015
Prospectus Date	May 01, 2015
Eaton Vance Commodity Strategy Fund | Class A
Risk/Return:
Trading Symbol	EACSX
Eaton Vance Commodity Strategy Fund | Class C
Risk/Return:
Trading Symbol	ECCSX
Eaton Vance Commodity Strategy Fund | Class I
Risk/Return:
Trading Symbol	EICSX